Stock-Based Compensation - Summary of Characteristics of Options Outstanding (Detail) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CAD	Dec. 31, 2014 Range One [Member] USD ($)	Dec. 31, 2014 Range Two [Member] USD ($)	Dec. 31, 2014 Range Three [Member] USD ($)	Dec. 31, 2014 Range Four [Member] USD ($)	Dec. 31, 2014 Range Five [Member] USD ($)	Dec. 31, 2014 Range Six [Member] USD ($)	Dec. 31, 2014 Range Seven [Member] USD ($)	Dec. 31, 2014 Range Seven [Member] Minimum [Member] USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price range lower limit			$ 15	$ 25	$ 35	$ 45	$ 50	$ 55
Exercise price range upper limit			$ 20	$ 30	$ 40	$ 50	$ 55	$ 60		$ 100
Number of options	4,157,329	4,157,329	350,341	925,000	10,000	917,364	315,498	891,826	747,300
Remaining contractual life [years]	3 years 11 months 12 days	3 years 11 months 12 days	1 year 2 months 12 days	2 years 2 months 12 days	2 years 4 months 24 days	4 years 2 months 12 days	3 years	5 years 2 months 12 days	6 years 2 months 12 days
Number of options exercisable	2,307,244	2,307,244	350,341	925,000	10,000	489,225	315,498	217,180
Aggregate intrinsic value	$ 255
Weighted average exercise price of options		54.05
Weighted average life remaining [years]	2 years 9 months 29 days	2 years 9 months 29 days
Weighted average exercise price		37.21
Aggregate intrinsic value of options exercisable	$ 175